Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2021	2022
Deductible temporary differences	37,368	42,682
Tax losses carry forward	178,792	170,569
Total	216,160	213,251

Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2021	2022	2021	2022	2021	2022
Particulars	Assets		Liabilities		Net
Property, plant and equipment	—	85	—	—	—	85
Intangible assets, excluding goodwill	—	—	(19,410)	(15,337)	(19,410)	(15,337)
Trade and other receivables	48	47	—	—	48	47
Convertible notes	—	—	(6,364)	(4,314)	(6,364)	(4,314)
Employee benefits	73	92	—	—	73	92
Other non-current liabilities	8	23	—	—	8	23
Share based payments	111	—	—	—	111	—
Tax loss carry forwards	21,670	16,808	—	—	21,670	16,808
Deferred tax assets/ (liabilities) before set off	21,910	17,055	(25,774)	(19,651)	(3,864)	(2,596)
Set off	(21,910)	(17,055)	21,910	17,055	—	—
Net deferred tax assets/(liabilities)	—	—	(3,864)	(2,596)	(3,864)	(2,596)

Summary of Movement in Deferred Tax Assets/(Liabilities)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2020	Recognised in profit or loss	Recognised directly in equity	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2021	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2022
Property, plant and equipment	—	—	—	—	—	—	86	—	(1)	85
Intangible assets, excluding goodwill	(20,916)	1,917	—	—	(411)	(19,410)	3,203	—	870	(15,337)
Trade and other receivables	48	(1)	—	—	1	48	—	—	(1)	47
Convertible notes	—	282	(6,646)	—	—	(6,364)	2,050	—	—	(4,314)
Employee benefits	119	(48)	—	—	2	73	22	—	(3)	92
Share based payments	228	(120)	—	—	3	111	(111)	—	—	—
Tax losses carry forward	18,739	2,555	—	—	376	21,670	(4,025)	—	(837)	16,808
Other non-current liabilities	5	2	—	—	1	8	16	—	(1)	23
Total	(1,777)	4,587	(6,646)	—	(28)	(3,864)	1,241	—	27	(2,596)